Financial Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Interest on cash and cash equivalents	$ 2	$ 1	$ 1
Foreign currency exchange differences, net			78
Total financial income	2	1	79
Expenses:
Change in fair value of embedded conversion feature on convertible notes	(1,349)
Interest and accretion of discount	(735)	(20)	(288)
Foreign currency exchange differences, net	(248)	(88)
Other	(50)	(40)	(34)
Total financial expenses	(2,382)	(148)	(322)
Financial income (expenses), net	$ (2,380)	$ (147)	$ (243)